Debt - Schedule of Debt (Parenthetical) (Detail) - USD ($)	Mar. 28, 2015	Dec. 27, 2014	Dec. 28, 2013
Senior Notes [Member]
Debt Instrument [Line Items]
Long-term debt, face value	$ 625,000,000	$ 625,000,000	$ 250,000,000
Original issuance discount	25,200,000	26,500,000	4,000,000
Credit Facility [Member]
Debt Instrument [Line Items]
Long-term debt, face value	414,600,000	415,700,000	419,900,000
Original issuance discount	$ 2,100,000	$ 2,300,000	$ 2,900,000